Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member]	12 Months Ended
	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 ¥ / shares $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	1,290,159	1,290,159
Number of shares, Granted	1,734,540	1,734,540
Number of shares, Vested	(404,930)	(404,930)
Number of shares, Forfeited/Cancelled	(330,509)	(330,509)
Number of shares, Outstanding, Ending balance	2,289,260	2,289,260	1,290,159
Number of shares, Expected to vest	1,769,765	1,769,765
Weighted average grant date fair value, Outstanding, Beginning balance | ¥ / shares	¥ 55.34
Weighted average grant date fair value, Granted | (per share)	33.46	$ 33.46	$ 50.79	$ 85.44
Weighted average grant date fair value, Vested | ¥ / shares	60.52
Weighted average grant date fair value, Forfeited | ¥ / shares	40.20
Weighted average grant date fair value, Outstanding, Ending balance | ¥ / shares	34.22
Weighted average grant date fair value, Expected to vest | ¥ / shares	¥ 34.30	$ 34.30